Shareholder Report	6 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000247041
Shareholder Report [Line Items]
Fund Name	Swan Enhanced Dividend Income ETF
Trading Symbol	SCLZ
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Swan Enhanced Dividend Income ETF for the period of July 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/. You can also request this information by contacting us at 1-877-383-7259.
Additional Information Phone Number	1-877-383-7259
Additional Information Website	https://etfs.swanglobalinvestments.com/enhanced-dividend-income-etf/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Swan Enhanced Dividend Income ETF	$45	0.85%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Overview: the Fund had a reasonable debut in 2024, with an 11.84% total return since its inception on February 26th. Over the same period the CBOE S&P 500 BuyWrite index returned 16.28% and the S&P 500 had a 17.37% return. During the six months ended December 31, 2024 the Fund had an 8.02% return, compared to 11.65% and 8.44% for the CBOE S&P 500 BuyWrite and S&P 500, respectively.

Since inception, the Fund has made three quarterly distributions, within the range of its intended target.

Core Equity: the Fund’s equity portfolio of 50 stocks is a “growth at a reasonable price” portfolio, emphasizing those stocks with solid return-on-assets, growing dividend profiles, and/or sound fundamentals. Therefore, during periods when the “Magnificent Seven” stocks were running, the core equity portfolio tended to lag. Conversely, during those periods when the market broadened, the core equity portfolio tended to rally. Over the latter six months of 2024, this segment of the Fund had an 8.6% price return, excluding dividends.

Dividends: the Fund seeks to generate a portion of its distributions via equity dividends. Between July 1st and December 31st, 2024, the Fund’s dividends generated 98 basis points of return.

Call Writing: the Fund also seeks to collect and distribute premium from the writing of call options on its individual stock positions. Options on individual stocks tend to have higher premiums than options on broad indices. Also, writing options on individual stocks allows more freedom and flexibility for the portfolio managers to selectively write options during times when management believes the risk/return characteristics are more favorable. During a strong bull market like 2024, call writing tends to be defensive in nature. During the latter half of 2024, the call writing component of the Fund had a -1.1% return.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Swan Enhanced Dividend Income ETF - NAV	CBOE S&P 500® BuyWrite Index	S&P 500® Index
02/26/24	$10,000	$10,000	$10,000
02/29/24	$9,994	$10,042	$10,056
03/31/24	$10,194	$10,263	$10,380
04/30/24	$9,868	$10,124	$9,956
05/31/24	$10,168	$10,234	$10,449
06/30/24	$10,354	$10,415	$10,824
07/31/24	$10,530	$10,533	$10,956
08/31/24	$10,951	$10,840	$11,222
09/30/24	$11,097	$10,992	$11,461
10/31/24	$11,013	$10,937	$11,357
11/30/24	$11,378	$11,375	$12,024
12/31/24	$11,184	$11,628	$11,737

Average Annual Return [Table Text Block]
	6 Months	Since Inception (February 26, 2024)
Swan Enhanced Dividend Income ETF - NAV	8.02%	11.84%
CBOE S&P 500® BuyWrite Index	11.65%	16.28%
S&P 500® Index	8.44%	17.37%

Performance Inception Date		Feb. 26, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 6,656,370	$ 6,656,370
Holdings Count | Holding	89	89
Advisory Fees Paid, Amount	$ 20,186
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$6,656,370
Number of Portfolio Holdings	89
Advisory Fee	$20,186
Portfolio Turnover	4%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Alphabet, Inc., Class A	5.9%
Apple, Inc.	5.5%
Microsoft Corporation	5.0%
Broadcom, Inc.	4.9%
JPMorgan Chase & Company	3.3%
Eli Lilly & Company	3.2%
Visa, Inc., Class A	2.9%
Mastercard, Inc., Class A	2.5%
UnitedHealth Group, Inc.	2.5%
Procter & Gamble Company (The)	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended December 31, 2024.